Fair Value Measurements Fair Value Measurements (FY) (Details) - USD ($) shares in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap-mortgage note	$ 24,000	$ 100,000	$ 100,000
Phillips Edison Limited Partnership
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
OP units issued, shares		39.4
Earn-out liability	(38,000,000)		(38,000,000)
Contingent consideration, equity interests issuable		12.5
Phillips Edison Limited Partnership | Fair Value Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Earn-out liability			0	$ 0
Phillips Edison Limited Partnership | Fair Value Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Earn-out liability			0	0
Phillips Edison Limited Partnership | Fair Value Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Earn-out liability			(38,000,000)	0
Interest Rate Swap | Designated as Hedging Instrument
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative, notional amount	992,000,000	$ 992,000,000	992,000,000	642,000,000
Interest Rate Swap | Designated as Hedging Instrument | Fair Value Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swaps-term loans		0	0	0
Interest rate swap-mortgage note		0	0	0
Interest Rate Swap | Designated as Hedging Instrument | Fair Value Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swaps-term loans	29,984,000	16,496,000	16,496,000	11,916,000
Interest rate swap-mortgage note	24,000	61,000	61,000	262,000
Interest Rate Swap | Designated as Hedging Instrument | Fair Value Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swaps-term loans		0	0	0
Interest rate swap-mortgage note		0	0	0
Interest Rate Swap | Not Designated as Hedging Instrument
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative, notional amount	$ 10,600,000	$ 10,700,000	$ 10,700,000	$ 11,000,000
OP Units | Phillips Edison Limited Partnership
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
OP units issued, shares	12.5	12.5